UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3150

                                 BMC Fund, Inc.
                                800 Golfview Park
                                Lenoir, NC 28645
               (Address of principal executive offices) (Zip code)

                                   Carol Frye
                                800 Golfview Park
                                  P. O. Box 500
                                Lenoir, NC 28645
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 828-758-6100

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

Item 1.  Schedule of Investments.

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
January 31, 2006
--------------------------------------------------------------------------------

                                       Coupon                                              Percent
                                      Interest    Maturity      Maturity       Market       of Net
Debt Issuer                             Rate        Date         Value          Value       Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
OAKWOOD HOMES CORP                     7.875%      3/1/2004   $ 1,000,000  $   480,000
ENRON CORP(1)                          6.750%      7/1/2005      (300,000)           -
UK TREASURY BDS                        4.500%      3/7/2007     1,052,550    1,068,709
GENERAL MTRS ACCEP CORP                6.150%      4/5/2007       250,000      244,922
GENERAL MTRS ACCEP CORP                6.125%     1/22/2008       250,000      240,365
OWENS CORNING(1)                       7.700%      5/1/2008      (660,000)     603,900
LEHMAN BROS HLDGS INC EAFE             0.000%     9/29/2008     1,000,000    1,076,700
LEHMAN BROS HLDGS INC NIKK             0.000%    11/15/2008     3,000,000    3,739,800
GENERAL MTRS CORP                      9.400%     7/15/2021       250,000      187,500
POTOMAC TRUST CAPITAL MM S             3.350%      2/4/2025     1,000,000    1,000,000
                                                              -----------  -----------

TOTAL INVESTMENTS IN CORPORATE BONDS                          $ 8,762,550  $ 8,641,896      5.28%
                                                              ===========  -----------      -----

(1)In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                                  Shares                    Market       of Net
Company Name                       Held        Cost         Value        Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO         412,000 $  2,469,123  $  2,546,160
PIMCO CORPORATE INC FD COM          47,500      745,763       751,450
TEMPLETON GLOBAL INCM COM          249,000    2,136,655     2,131,440
WESTERN ASSET/CLAYMORE UT COM       36,500      448,858       437,270
                                           ------------  ------------

TOTAL BOND MUTUAL FUNDS                    $  5,800,399  $  5,866,320      3.59%
                                           ------------  ------------     ------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2006
--------------------------------------------------------------------------------

                                                                                                           Percent
                                                  Shares                                   Market           of Net
Company Name                                       Held               Cost                 Value            Assets
MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
DIAMONDS TR UNIT SER 1                              600           $    51,126           $    64,962
SELECT SECTOR SPDR TR SBI                         9,000               205,892               209,970
SELECTED AMERN SHS INC COM                        5,109               150,000               209,315
SPDR TR UNIT SER 1                                7,150               796,310               911,625
                                                                  -----------           -----------
TOTAL LARGE CAP BLEND                                               1,203,328             1,395,872
                                                                  -----------           -----------

Large Cap Growth
ISHARES TR DJ US HEALTHCR                         7,300               427,134               466,251
NASDAQ 100 TR UNIT SER 1                          3,500               145,876               164,000
SELECT SECTOR SPDR TR SBI                        18,000               541,686               578,340
                                                                 ------------          ------------
TOTAL LARGE CAP GROWTH                                              1,114,695             1,208,591
                                                                 ------------          ------------

Large Cap Value
DODGE & COX STK FD COM                            4,147               489,147               591,674
EATON VANCE TAX ADVT COM                          9,100               199,246               209,846
GMO TR VALUE III                                 33,419               254,197               343,883
HARRIS ASSOC INVT TR OAKMA                        7,741               300,302               319,686
ISHARES TR DJ US UTILS                            2,000               102,740               156,840
SECTOR SPDR TR SBI INT-FIN                        3,300                98,191               105,435
SECTOR SPDR TR SBI INT-UTI                       11,000               264,940               353,650
                                                                 ------------          ------------
TOTAL LARGE CAP VALUE                                               1,708,763             2,081,014
                                                                 ------------          ------------

TOTAL U. S. LARGE CAP EQUITIES                                      4,026,786             4,685,477         2.86%
                                                                 ------------          ------------        ------

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
ISHARES TR S&P MIDCAP 400                         9,900               643,756               770,418
VANGUARD STRATEGIC EQUITY                        16,921               306,714               394,927
                                                                 ------------          ------------
TOTAL MID CAP BLEND                                                   950,470             1,165,345
                                                                 ------------          ------------

Mid Cap Growth
BRANDYWINE FD INC COM                            10,054               225,000               330,161
ICON FDS INFO TECHNOLOGY                         58,669               480,000               542,689
ISHARES TR S&P MIDCP GROW                         4,000               216,050               318,800
VANGUARD CAPITAL OPPOR FUN                        4,472               100,058               157,472
                                                                 ------------          ------------
TOTAL MID CAP GROWTH                                                1,021,108             1,349,122
                                                                 ------------          ------------

Mid Cap Value
HANCOCK J PATRIOT SLCT COM                       10,000               152,050               125,000
VANGUARD SELECTED VALUE FU                       30,467               522,314               583,140
                                                                 ------------          ------------
TOTAL MID CAP VALUE                                                   674,364               708,140
                                                                 ------------          ------------

Small Cap Blend
ISHARES TR RUSSELL 2000                           2,000                88,420               144,700
ROYCE VALUE TR INC COM                            5,106               100,544               105,847
                                                                 ------------          ------------
TOTAL SMALL CAP BLEND                                                 188,964               250,547
                                                                 ------------          ------------

Small Cap Value
CORNERCAP SMALL CAP VALUE                        39,783               427,671               530,705
GMO TR SML CP VAL III                            22,484               288,169               285,102
ISHARES TR RUSL 2000 VALU                         7,500               270,675               532,875
ROYCE FD TOTAL RETURN                            24,914               239,092               333,096
VANGUARD SMALL-CAP VALUE I                       10,225               100,000               159,406
                                                                 ------------          ------------
TOTAL SMALL CAP VALUE                                               1,325,607             1,841,184
                                                                 ------------          ------------

TOTAL U.S. SMALL/MID CAP EQUITIES                                   4,160,513             5,314,339         3.25%
                                                                 ------------          ------------        ------

INTERNATIONAL EQUITIES
Foreign Large Blend
ISHARES TR MSCI EAFE IDX                         12,600               520,186               792,036
VANGUARD INTL GROWTH FUND                        10,944               553,811               782,507
                                                                     --------              --------
TOTAL FOREIGN LARGE BLEND                                           1,073,997             1,574,543
                                                                   ----------            ----------

Foreign Large Value
GMO TR FOREIGN II                                63,902               661,348             1,067,169
GMO TR INTL INTRINSIC VL I                       19,384               362,936               623,984
ISHARES INC MSCI CDA INDEX                       21,500               371,635               513,420
                                                                 ------------          ------------
TOTAL FOREIGN LARGE VALUE                                           1,395,919             2,204,573
                                                                 ------------          ------------

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBA                       19,958               453,542               541,866
                                                                 ------------          ------------

Diversified Emerging Markets
BLDRS INDEX FDS TR EMER MK                        4,000               271,595               527,092
ISHARES TR MSCI EMERG MKT                         9,000               393,810               907,020
MORGAN STANLEY EMER MK COM                       10,200               200,582               262,650
VANGUARD EMERGING MKTS STO                       19,664               300,000               418,057
                                                                 ------------          ------------
TOTAL DIVERSIFIED EMERGING MARKETS                                  1,165,987             2,114,819
                                                                 ------------          ------------

Diversified Asia Pacific
BLDRS INDEX FDS TR ASIA 50                        4,000               244,960               350,800
MORGAN S D WITTR ASIA COM                        56,000               582,115               938,000
                                                                 ------------          ------------
TOTAL DIVERSIFIED ASIA PACIFIC                                        827,075             1,288,800
                                                                 ------------          ------------

European Stock
ISHARES INC MSCI UTD KINGD                       13,700               248,982               270,027
NEW IRELAND FUND INC                             16,379               188,388               376,389
SPAIN FD COM                                     25,200               214,302               312,480
SWISS HELVETIA FD INC COM                        25,479               292,159               413,779
                                                                 ------------          ------------
TOTAL EUROPEAN STOCK                                                  943,831             1,372,675
                                                                 ------------          ------------

Japan Stock
ISHARES INC MSCI JAPAN                           47,000               467,930               658,940
VANGUARD PACIFIC STOCK IND                        8,304               520,000               648,290
VANGUARD PACIFIC VIPERS                          10,100               506,327               642,663
                                                                 ------------          ------------
TOTAL JAPAN STOCK                                                   1,494,257             1,949,893
                                                                 ------------          ------------

Asia Ex-Japan Stock
ABERDEEN AUSTRALIA EQT COM                       98,100               611,441             1,291,977
ISHARES INC MSCI AUSTRALIA                       41,500               663,914               846,600
ISHARES INC MSCI HONG KONG                       55,300               643,546               741,573
ISHARES INC MSCI MALAYSIA                        33,750               256,024               245,025
ISHARES INC MSCI S KOREA                          6,000               197,080               289,260
ISHARES INC MSCI SINGAPORE                      151,500             1,063,650             1,275,630
KOREA FD COM                                     12,700               298,121               505,460
MATTHEWS INTL FDS ASIAN GR                       75,615             1,125,000             1,349,729
ROWE T PRICE INTL FDS NEW                        29,160               260,000               371,207
TAIWAN FD INC COM                                26,200               282,381               454,046
TEMPLETON DRAGON FD COM                          56,800               740,541             1,246,760
                                                                 ------------          ------------
TOTAL ASIA EX-JAPAN STOCK                                           6,141,699             8,617,267
                                                                 ------------          ------------

TOTAL INTERNATIONAL EQUITIES                                       13,496,306            19,664,436        12.02%
                                                                 ------------          ------------        ------

SPECIALTY FUNDS
Natural Resources
ENERPLUS RES FD UNIT TR G                        13,800               313,423               732,504
                                                                 ------------          ------------

Precious Metals
ISHARES COMEX GOLD TR ISHA                        5,000               279,650               283,950
OPPENHEIMER GOLD&SPL SH BE                        9,857               165,000               277,267
                                                                 ------------          ------------
TOTAL PRECIOUS METALS                                                 444,650               561,217
                                                                 ------------          ------------

Moderate Allocation
FPA FUNDS TR FPA CRESCENT                        10,957               194,065               287,187
LEUTHOLD FDS INC ASSET ALL                       15,347               250,000               272,569
                                                                 ------------          ------------
TOTAL MODERATE ALLOCATION                                             444,065               559,756
                                                                 ------------          ------------

TOTAL SPECIALTY FUNDS                                               1,202,138             1,853,477         1.13%
                                                                 ------------          ------------        ------

TOTAL STOCK MUTUAL FUNDS                                           22,885,744            31,517,730        19.27%
                                                                 ------------          ------------        ------

TOTAL INVESTMENTS IN MUTUAL FUNDS                                $ 28,686,142          $ 37,384,050        22.86%
                                                                 ============          ------------       ------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2006
--------------------------------------------------------------------------------

                                                                                                   Percent
                                                                                  Market           of Net
Company Name                                                   Cost                Value           Assets
LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                                $   1,920,000      $   2,119,206
   -DISTRESSED SECURITIES SERIES                                2,100,000          3,248,927
   -EVENT DRIVEN SERIES                                         2,880,000          3,625,546
   -MERGER ARBITRAGE SERIES                                     1,600,000          1,832,872
JMG CAPITAL PARTNERS LP                                         1,000,000          2,511,035
LMC COMPASS FUND, LP                                            1,500,000          1,692,014
MARINER PARTNERS, LP                                              750,000          1,387,900
STARK INVESTMENTS LP                                            1,000,000          2,402,218
WALNUT INVESTMENT PARTNERS LP                                     235,567            208,965
                                                            -------------      -------------
TOTAL LIMITED PARTNERSHIPS                                     12,985,567         19,028,683      11.63%
                                                            -------------      -------------      ------

PUT OPTIONS:
GOOGLE INC PUT OPTIONS $460 EXP 3/18/06                            33,013             49,200
SECTOR SPDR ENERGY PUT OPTIONS $45 EXP 3/18/06                      4,070                750
                                                            -------------      -------------
TOTAL PUT OPTIONS                                                  37,083             49,950       0.03%
                                                            -------------      -------------       -----

TOTAL OTHER INVESTMENTS                                     $  13,022,650      $  19,078,633      11.66%
                                                            =============      -------------     -------

BMC FUND, INC.                                                                                                           SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                           Percent
Sectors and                               Shares                                                       Market               of Net
Industries                                 Held     Company Name                     Cost              Value                Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel                2,500    GARMIN LTD ORD                   163,683           155,400
                                         170,600    HEAD N V NY REGISTRY SH          441,736           638,044
                                             500    M D C HLDGS INC COM               38,395            31,725
                                          10,000    TEMPUR PEDIC INTL INC COM        120,544           116,600
                                           3,000    WATERFORD WEDGEWOOD               10,660             1,800
                                           5,000    YANKEE CANDLE INC COM            128,192           125,500
                                                                                  ----------        ----------
                                                                                     903,210         1,069,069
                                                                                  ----------        ----------

Consumer Services                         43,000    APPLEBEES INTL INC COM           958,930         1,030,710
                                           2,000    CAREER EDUCATION CORP COM         72,158            64,180
                                          21,300    MCDONALDS CORP COM               439,383           745,713
                                          45,000    SERVICEMASTER CO COM             525,278           582,300
                                             250    SHUFFLE MASTER INC COM             5,457             6,350
                                                                                  ----------        ----------
                                                                                   2,001,206         2,429,253
                                                                                  ----------        ----------

Media                                     30,000    DISNEY WALT CO COM               701,268           759,300
                                           2,500    GRUPO TELEVISA SA DE SP AD       170,298           201,125
                                          55,000    NEWS CORP CL B                   958,567           909,700
                                           2,500    XM SATELLITE RADIO HLD CL         88,715            65,450
                                                                                  ----------        ----------
                                                                                   1,918,847         1,935,575
                                                                                  ----------        ----------

Retailing                                  5,000    AARON RENTS INC COM              102,044           120,250
                                           2,053    BUILD A BEAR WORKSHOP COM         26,455            66,415
                                             200    CHICOS FAS INC COM                 4,898             8,712
                                           2,000    HOME DEPOT INC COM                83,195            80,100
                                           2,500    PACIFIC SUNWEAR OF CALIFOR        56,081            60,650
                                          19,500    TARGET CORP COM                1,104,386         1,067,625
                                          10,000    TRUE RELIGION APPAREL COM        129,085           234,600
                                                                                  ----------        ----------
                                                                                   1,506,144         1,638,352
                                                                                  ----------        ----------

Automobiles & Components                     250    TOYOTA MTR CP ADS                 20,413            25,927
                                                                                  ----------        ----------

TOTAL CONSUMER DISCRETIONARY                                                       6,349,819         7,098,176              4.34%
                                                                                  ----------        ----------             -----

CONSUMER STAPLES
Food & Staples Retailing                  40,000    ALBERTSONS INC COM               911,852         1,006,000
                                           1,000    COSTCO COMPANIES INC COM          45,950            49,890
                                           6,000    CVS CORP COM                      85,800           166,560
                                          50,000    KROGER CO COM                    812,240           920,000
                                          40,000    SAFEWAY INC COM NEW              748,312           937,600
                                          10,000    SYSCO CORP COM                   334,460           306,800
                                           7,500    WAL MART STORES INC COM          334,349           345,825
                                                                                  ----------        ----------
                                                                                   3,272,963         3,732,675
                                                                                  ----------        ----------

Food, Beverage & Tobacco                  10,000    ANHEUSER BUSCH COS INC COM       444,333           414,400
                                          10,000    CADBURY SCHWEPPES PLC ADR        320,147           398,300
                                          22,000    COCA COLA CO COM                 910,468           910,360
                                          20,000    CONAGRA FOODS INC COM            451,670           414,600
                                          33,421    DEL MONTE FOODS CO COM           293,012           357,270
                                           7,500    DIAGEO P L C SPON ADR NEW        426,059           450,150
                                           7,500    GENERAL MLS INC COM              364,893           364,575
                                          11,900    HEINZ H J CO COM                 399,291           403,886
                                          10,000    KRAFT FOODS INC CL A             313,465           294,400
                                          12,300    NESTLE S A SPONSORED ADR         201,834           902,820
                                           4,000    PEPSICO INC COM                  219,974           228,720
                                          10,000    SMITHFIELD FOODS INC COM         308,512           268,400
                                                                                  ----------        ----------
                                                                                   4,653,657         5,407,881
                                                                                  ----------        ----------

Household & Personal Products             40,000    AVON PRODS INC COM             1,064,657         1,132,800
                                           5,000    KIMBERLY CLARK CORP COM          289,993           285,600
                                           2,000    PROCTER & GAMBLE CO COM          101,045           114,260
                                           2,000    USANA HEALTH SCIENCES COM         92,885            77,620
                                                                                  ----------        ----------
                                                                                   1,548,581         1,610,280
                                                                                  ----------        ----------

TOTAL CONSUMER STAPLES                                                             9,475,201        10,750,836              6.57%
                                                                                  ----------        ----------             -----

ENERGY                                     7,300    BP PLC SPONSORED ADR             352,450           527,863
                                           5,000    CHESAPEAKE ENERGY CORP COM       174,578           175,200
                                           6,200    CHEVRONTEXACO CORP COM           223,257           368,156
                                          21,292    CONOCOPHILLIPS COM               600,414         1,377,592
                                           4,500    DEVON ENERGY CORP NEW COM        283,786           295,245
                                           2,800    ENCANA CORP COM                  123,602           136,358
                                          25,340    ENTERPRISE PRODS PARTN COM       470,956           640,342
                                           2,000    EOG RES INC COM                  145,944           169,080
                                          12,104    EXXON MOBIL CORP COM             544,891           759,526
                                           2,500    HALLIBURTON CO COM               187,764           193,050
                                           1,000    IMPERIAL OIL LTD COM NEW          93,016           104,870
                                           9,000    KINDER MORGAN ENERGY UT LT       315,460           440,640
                                             100    MARATHON OIL CORP COM              6,931             7,687
                                           1,500    MAVERICK TUBE CORP COM            46,611            71,775
                                             300    NORDIC AMERICAN TANKER COM        15,321             9,618
                                           3,000    OIL STS INTL INC COM              95,697           122,700
                                           5,000    OMI CORP NEW COM                  89,601            87,800
                                           3,000    OVERSEAS SHIPHOLDNG GP COM       154,600           153,540
                                           2,000    POGO PRODUCING CO COM             96,146           110,100
                                           5,000    PRECISION DRILLING TR TR U       (28,666           167,650
                                           3,500    ROYAL DUTCH SHELL ADR A          187,274           238,385
                                           8,792    ROYAL DUTCH SHELL ADR B          431,360           631,266
                                             500    SUNCOR ENERGY INC COM             28,434            40,005
                                           8,900    TENARIS S A SPONSORED ADR      1,073,082         1,336,905
                                          14,500    TEPPCO PARTNERS L P UT LTD       455,590           537,225
                                           2,000    TIDEWATER INC COM                110,454           116,840
                                          14,000    VALERO ENERGY CORP NEW COM       644,138           817,870
                                           5,115    VALERO L P COM UT LTD PRT        206,472           262,093
                                           2,088    WEATHERFORD INTL LTD COM         150,916            84,101
                                                                                  ----------        ----------
TOTAL ENERGY                                                                       7,280,076         9,983,481              6.10%
                                                                                  ----------        ----------             -----

FINANCIALS
Banks                                      7,000    BANK OF AMERICA CORP COM         314,025           308,810
                                           9,550    COMERICA INC COM                 474,885           529,739
                                           1,000    DORAL FINL CORP COM               16,190            10,720
                                           9,700    INDYMAC BANCORP INC COM          382,317           393,822
                                          17,000    REGIONS FINANCIAL CORP COM       521,990           564,060
                                          13,700    US BANCORP DEL COM NEW           229,609           409,767
                                          26,300    WASHINGTON MUT INC COM           938,262         1,110,766
                                             500    WELLS FARGO & CO DEL COM          29,330            31,180
                                                                                  ----------        ----------
                                                                                   2,906,608         3,358,864
                                                                                  ----------        ----------

Diversified Financials                    19,300    ALLIANCE CAP MGMT HLDGS          616,184         1,158,842
                                          13,500    ALLIED CAP CORP COM              398,524           384,385
                                           2,000    BROOKFIELD ASSET MANAGEMEN        71,954           107,120
                                           4,000    CHICAGO MERCANTIL HLDG CL      1,505,153         1,664,250
                                           9,633    CITIGROUP INC COM                368,021           448,705
                                           7,500    HSBC HLDGS PLC SPON ADR NE       524,595           623,850
                                           7,000    INTERNATIONAL SECS EXC CL        208,377           233,700
                                          10,000    J P MORGAN CHASE & CO COM        353,770           397,500
                                           7,500    MOODYS CORP COM                  474,096           473,650
                                           7,500    MORGAN STANLEY COM NEW           393,135           460,875
                                                                                  ----------        ----------
                                                                                   4,913,809         5,952,877
                                                                                  ----------        ----------

Insurance                                  5,000    AFLAC INC COM                    190,106           234,750
                                           2,000    AMERICAN INTL GROUP COM          130,400           130,920
                                          30,000    AXA SPONSORED ADR                561,132         1,016,100
                                          10,000    MANULIFE FINL CORP COM           574,578           599,000
                                           2,000    PRUDENTIAL FINL INC COM          152,395           150,580
                                             500    SELECTIVE INS GROUP COM           23,020            29,000
                                                                                  ----------        ----------
                                                                                   1,631,631         2,160,350
                                                                                  ----------        ----------

Real Estate                                2,500    NEW CENTURY FINANCIAL COM        109,532            97,375
                                           2,500    NOVASTAR FINL INC COM             87,176            77,225
                                                                                  ----------        ----------
                                                                                     196,708           174,600
                                                                                  ----------        ----------

TOTAL FINANCIALS                                                                   9,648,756        11,646,691              7.12%
                                                                                  ----------        ----------              -----

HEALTH CARE
Health Care Equipment & Services           2,500    ALCON INC COM SHS                341,163           319,600
                                           5,000    AMEDISYS INC COM                 218,445           221,650
                                           5,000    BARD C R INC COM                 206,257           317,100
                                           8,000    BIOSITE INC COM                  402,101           398,760
                                          10,000    CIGNA CORP COM                   511,444         1,216,000
                                           4,000    COOPER COS INC. NEW              284,768           216,420
                                           2,000    COVENTRY HEALTH CARE COM         108,555           112,940
                                           5,000    DENTSPLY INTL INC NEW COM        278,912           268,500
                                          12,000    ERESEARCHTECHNOLOGY COM          161,375           214,440
                                           2,500    GUIDANT CORP COM                 141,330           184,000
                                           4,000    HOLOGIC INC COM                  147,467           188,440
                                           6,400    LABORATORY AMER HLDGS COM        238,330           375,360
                                           2,500    LASERSCOPE COM                    85,818            62,425
                                           2,000    LCA-VISION INC COM PAR $.0        94,721           103,940
                                           5,000    MEDTRONIC INC COM                247,527           282,350
                                           7,500    OMNICARE INC COM                 266,066           372,750
                                           1,000    ORTHOFIX INTL N V COM             46,511            42,910
                                           5,000    PALOMAR MED TECH INC COM N       155,350           197,000
                                           5,000    PEDIATRIX MED GROUP COM          418,616           434,900
                                             247    POLYMEDICA CORP COM                9,094             9,811
                                             100    POSSIS MEDICAL INC COM             2,841               980
                                           4,000    QUEST DIAGNOSTICS INC COM        161,726           197,120
                                          13,650    UNITEDHEALTH GROUP INC COM       745,967           810,333
                                           5,000    ZIMMER HLDGS INC COM             354,145           344,750
                                                                                  ----------        ----------
                                                                                   5,628,529         6,892,479
                                                                                  ----------        ----------

Pharmaceuticals & Biotechnology            3,000    AMGEN INC COM                    234,979           217,995
                                          40,000    BRISTOL MYERS SQUIBB COM         965,578           911,600
                                          10,000    ELAN PLC ADR                     144,989           159,100
                                           7,500    FOREST LABS INC COM              267,990           347,100
                                           2,000    GENENTECH INC COM SPL            189,912           171,840
                                           2,500    GILEAD SCIENCES INC COM          138,486           146,175
                                           5,000    GLAXOSMITHKLINE PLC SPONSO       256,139           256,200
                                           5,000    JOHNSON & JOHNSON COM            304,459           287,700
                                             250    KOS PHARMACEUTICALS COM           17,307            10,953
                                           5,000    LILLY ELI & CO COM               292,320           283,100
                                           4,000    MATRIXX INITIATIVES COM           81,598            90,920
                                          37,500    MERCK & CO INC COM             1,069,080         1,293,750
                                           8,500    NOVARTIS A G SPONSORED ADR       419,693           468,860
                                           5,000    PDL BIOPHARMA INC COM            105,538           145,750
                                           9,100    PFIZER INC COM                   279,032           233,688
                                          30,000    SCHERING PLOUGH CORP COM         601,548           574,500
                                           1,000    VERTEX PHARMACEUTICALS COM        33,593            35,720
                                          12,500    WYETH COM                        555,515           578,125
                                                                                  ----------        ----------
                                                                                   5,957,757         6,213,076
                                                                                  ----------        ----------

TOTAL HEALTH CARE                                                                 11,586,286        13,105,554              8.01%
                                                                                 -----------       -----------             -----

INDUSTRIALS
Capital Goods                              5,000    3M COMPANY                       357,038           363,750
                                          20,000    ABB LTD SPONSORED ADR            111,600           218,400
                                           8,200    BOEING CO COM                    324,836           560,142
                                           2,750    CERADYNE INC COM                  82,506           145,160
                                           5,000    CURTISS WRIGHT CORP COM          149,310           296,700
                                           7,500    DRS TECHNOLOGIES INC COM         215,334           372,675
                                          11,800    EMERSON ELEC CO COM              614,866           913,910
                                          55,000    FEDERAL SIGNAL CORP COM          875,702           975,150
                                           3,000    GENERAL DYNAMICS CORP COM        266,620           349,080
                                          23,000    GENERAL ELEC CO COM              673,252           753,250
                                           2,500    KUBOTA CORP ADR                  110,638           119,825
                                           5,000    L-3 COMMUNICATNS HLDGS COM       318,612           405,100
                                          18,800    STANDEX INTL CORP COM            410,022           581,296
                                          28,000    TYCO INTL LTD NEW COM            407,680           729,400
                                                                                  ----------        ----------
                                                                                   4,918,015         6,783,838
                                                                                  ----------        ----------

Commercial Services & Supplies               125    PHH CORP COM NEW                   2,593             3,601
                                           5,000    PORTFOLIO RECOVERY ASSOC C       208,309           246,250
                                           7,000    RAMBUS INC DEL COM               166,081           204,680
                                                                                  ----------        ----------
                                                                                     376,982           454,531
                                                                                  ----------        ----------

Transportation
                                           1,500    CANADIAN NATL RY CO COM          118,157           125,535
                                                                                  ----------        ----------

TOTAL INDUSTRIALS                                                                  5,413,154         7,363,904              4.50%
                                                                                  ----------        ----------             -----

INFORMATION TECHNOLOGY
Software & Services                        2,500    AUTODESK INC COM                 102,626           100,200
                                             200    CACI INTL INC CL A                 9,943            11,420
                                           1,500    COGNOS INC COM                    59,861            57,150
                                           4,500    ELECTRONIC ARTS INC COM          260,925           245,610
                                          56,000    MICROSOFT CORP COM             1,468,498         1,572,650
                                          20,000    ORACLE CORP COM                  252,600           251,400
                                           1,000    SYMANTEC CORP COM                 24,305            18,380
                                           6,000    YAHOO INC COM                    218,535           205,250
                                                                                  ----------        ----------
                                                                                   2,397,293         2,462,060
                                                                                  ----------        ----------

Technology Hardware & Equipment            4,000    APPLE COMPUTER INC COM           331,954           349,040
                                           2,500    CANON INC ADR                    137,729           150,550
                                          20,000    CISCO SYS INC COM                351,940           371,400
                                           4,000    FLEXTRONICS INTL LTD ORD          43,340            41,840
                                          15,000    FOUNDRY NETWORKS INC COM         169,556           225,450
                                          10,000    HEWLETT PACKARD CO COM           201,100           311,800
                                          10,000    INTERNATIONAL BUS MACH COM       728,412           813,000
                                           2,000    ITRON INC COM                     89,347            92,940
                                          58,000    LUCENT TECHNOLOGIES COM          189,720           153,157
                                          15,000    MOTOROLA INC COM                 310,185           340,650
                                         110,000    NORTEL NETWORKS CORP COM         374,800           330,000
                                           7,500    QUALCOMM INC COM                 349,431           357,650
                                           4,000    SEAGATE TECHNOLOGY SHS            92,839           104,320
                                           2,500    SIRF TECHNOLOGY HLDGS COM         79,302            80,225
                                                                                  ----------        ----------
                                                                                   3,449,655         3,722,022
                                                                                  ----------        ----------

Semiconductors & Semiconductor Equipment   7,500    MICRON TECHNOLOGY INC COM         89,113           110,100
                                           2,500    NVIDIA CORP COM                   97,069           104,650
                                           2,000    PORTALPLAYER INC COM              54,275            56,980
                                           5,000    SANDISK CORP COM                 329,357           326,075
                                                                                  ----------        ----------
                                                                                     569,814           597,805
                                                                                  ----------        ----------

TOTAL INFORMATION TECHNOLOGY                                                       6,416,762         6,781,887              4.15%
                                                                                  ----------        ----------             -----

MATERIALS                                 10,000    ALLIANCE RES PARTNR LP UT        121,950           380,000
                                           2,000    ANGLO AMERN PLC ADR               47,210            77,860
                                           2,000    BHP BILLITON LTD SPONSORED        59,475            69,300
                                           1,500    BUNGE LIMITED COM                 80,265            88,440
                                           2,000    CAMECO CORP COM                  142,551           159,560
                                           8,132    CEMEX S A SPON ADR 5 ORD         475,824           520,599
                                          35,000    ELDORADO GOLD CORP NEW COM       157,795           177,800
                                           2,000    FREEPORT MCMORAN COPPER &        117,090           128,500
                                           7,500    MERIDIAN GOLD INC COM            164,747           203,850
                                           5,000    NEWMONT MINING CORP COM          249,897           309,000
                                           1,100    NUCOR CORP COM                    58,047            92,653
                                           2,000    PHELPS DODGE CORP COM            298,985           313,200
                                           5,000    ROYAL GOLD INC COM               153,860           195,151
                                           3,000    SOUTHERN COPPER COM              154,891           224,400
                                                                                  ----------        ----------
TOTAL MATERIALS                                                                    2,282,587         2,940,313              1.80%
                                                                                  ----------        ----------             -----

TELECOMMUNICATION SERVICES
                                          25,000    BELLSOUTH CORP COM               694,565           719,250
                                          40,000    CHUNGHWA TELECOM CO SPONSO       725,804           744,800
                                           3,000    MOBILE TELESYS OJSC SPONSO        87,836            98,040
                                           1,500    SK TELECOM LTD SPONSORED A        28,945            34,845
                                           7,500    TELECOMUNCA DE SAO PAU SPO       143,351           177,975
                                          10,000    VERIZON COMMUNICATIONS COM       308,232           316,600
                                                                                  ----------        ----------
TOTAL TELECOMMUNICATION SERVICES                                                   1,988,733         2,091,510              1.28%
                                                                                  ----------        ----------             -----

UTILITIES                                  1,000    AMERIGAS PARTNERS L P UNIT        30,920            30,210
                                          13,333    AQUA AMERICA INC COM             198,068           375,457
                                           5,000    CONSTELLATION ENERGY COM         150,571           291,350
                                           7,000    DOMINION RES INC VA COM          385,662           528,710
                                          25,900    EXELON CORP COM                  826,897         1,487,178
                                          11,000    FPL GROUP INC COM                316,586           459,690
                                           2,000    HUANENG PWR INTL INC SPON         58,725            55,140
                                          17,500    ONEOK INC NEW COM                356,604           494,550
                                           7,500    QUESTAR CORP COM                 234,832           611,100
                                          65,000    TECO ENERGY INC COM              931,803         1,110,200
                                          10,000    TXU CORP COM                     439,902           503,400
                                                                                  ----------        ----------
TOTAL UTILITIES                                                                    3,930,570         5,946,985              3.64%
                                                                                  ----------        ----------             -----

TOTAL INVESTMENTS IN COMMON STOCKS                                              $ 64,371,944      $ 77,709,337             47.51%
                                                                                ============      ------------            ------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2006
--------------------------------------------------------------------------------

                                                                         Percent
                               Shares                         Market      of Net
Company Name                    Held            Cost          Value       Assets

PREFERRED STOCKS:
BLUE WATER TR I                      10   $  1,001,109   $  1,000,000
LEARNINGSTATION.COM           1,224,661        500,000        300,000
UNIBANCO-UNIAO DE BANC GDR        2,000   $    136,426   $    149,440
                                          ------------   ------------
TOTAL PREFERRED STOCKS                    $  1,637,535   $  1,449,440      0.89%
                                          ============   ------------     -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2006
--------------------------------------------------------------------------------

                                                                                        Market            Percent of
Industries                                  Company Name        Cost                     Value            Net Assets
Short-term Investments          Evergreen Money Market Fund   $  5,570,407           $    5,570,407            3.41%
                                                              ============           --------------           -----

TOTAL INVESTMENTS - MARKET VALUE                                                     $  149,833,764            91.61%
                                                                                     ==============           =====

Aggregate gross unrealized appreciation of security values                           $   29,951,950
Aggregate gross unrealized depreciation of security values                               (2,089,150)
                                                                                     --------------
Net appreciation of security values                                                      27,862,800
Tax cost of securities                                                                  121,970,964
                                                                                     --------------

Total market value of securities                                                     $  149,833,764
                                                                                     ==============

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES (Unaudited)
January 31, 2006
--------------------------------------------------------------------------------

                                                      Number of           Amount of Equity
                                                     Shares Held At        In Net Profit      Amount of      Value at
                                                     January 31,          And Loss for the    Dividends    January 31,
Issuer                                                  2006                  Period             (1)           2006
Broyhill Industries, Inc. - wholly owned
  subsidiary                                            1,000              $  (4,133)           $ -       $    583,972

P. B. Realty, Inc. - wholly owned
  subsidiary                                            1,000                971,787              -         17,606,556
                                                                           ---------            ----      ------------

TOTAL                                                                      $ 967,654            $ -       $ 18,190,528
                                                                           =========            ====      ============

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. The Chief Executive Officer and the Chief Financial Officer further determined that, to ensure that all future reports are timely filed with the SEC, the Treasurer and the Chief Financial Officer of the Registrant will program their computerized calendars to include redundant and automatic reminders to prepare and file the Registrant's SEC reports and to instruct such officers to communicate with one another concerning the preparation and filing process.

Item 3.  Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Chief Financial Officer
April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Chief Financial Officer
April 26, 2006

/s/ Paul H. Broyhill
Paul H. Broyhill
Chief Executive Officer
April 26, 2006